Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 238,815,991	$ 10,546,749
Prepaid expenses and other current assets	5,030,565	1,850,346
Total current assets	243,846,556	12,397,095
Property, plant and equipment	19,412,086	9,797,400
Total assets	263,258,642	22,194,495
Current liabilities
Accounts payable	1,738,470	3,596,634
Accrued liabilities	5,990,516	1,479,041
Income taxes payable	250,978	87,882
Total current liabilities	7,979,964	5,163,557
Deferred tax liability	65,592	0
Mortgage payable, net of debt discount	0	3,550,660
Total liabilities	8,045,556	8,714,217
Commitments and contingencies (Note 12)
Stockholders' equity
Common Stock, par value $0.0001 per share, 430,000,000 authorized, 90,121,794 and 54,647,656 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	9,012	5,465
Additional paid-in capital	314,488,782	26,857,040
Accumulated deficit	(59,284,708)	(13,382,227)
Total stockholders' equity	255,213,086	13,480,278
Total liabilities and stockholders' equity	$ 263,258,642	$ 22,194,495